FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2014
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Financial Instruments Measured at Fair Value
	Balance sheet classification	2014		2013
		Level 1	Level 2	Level 1	Level 2
Assets
Foreign exchange derivative contracts	Other current assets	$-	$-	$-	$4
Commodity purchase derivative contracts	Other current assets	-	1	-	-
Trust assets for nonqualified deferred
compensation plans	Other assets	31	-	-	-
		$31	$1	$-	$4

Liabilities
Commodity purchase derivative contracts	Accrued liabilities	$-	$1	$-	$3
Interest rate derivative contracts	Accrued liabilities	-	13	-	-
Foreign exchange derivative contracts	Accrued liabilities	-	3	-	-
		$-	$17	$-	$3

Effects of Derivative Financial Instruments Designated as Hedging Instruments on OCI and on Consolidated Statement of Earnings
	Gains (losses) recognized in OCI			Gains (losses) reclassified from OCI and recognized in earnings
	2014	2013	2012	2014	2013	2012
Commodity purchase derivative contracts	$2	$(1)	$(1)	$-	$-	$4
Interest rate derivative contracts	(13)	(1)	(39)	(4)	(3)	(2)
Foreign exchange derivative contracts	(3)	3	3	4	-	2
Total	$(14)	$1	$(37)	$-	$(3)	$4